Receivables From Customers - Schedule of Trade and Other Receivables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Billed supply	R$ 3,851	R$ 3,240
Unbilled supply	1,373	1,244
Other concession holders - wholesale supply	73	67
Other concession holders - wholesale supply, unbilled	369	369
CCEE (Power Trading Chamber)	114	162
Concession Holders - power transport	173	180
Concession Holders - power transport, unbilled	391	370
Provision for expected credit losses	(867)	(820)
Trade and other receivables	5,477	4,812
Current assets	5,434	4,769
Non-current assets	43	R$ 43
Balances Not Yet Due [member]
IfrsStatementLineItems [Line Items]
Billed supply	2,041
Unbilled supply	1,373
Other concession holders - wholesale supply	26
Other concession holders - wholesale supply, unbilled	369
CCEE (Power Trading Chamber)	84
Concession Holders - power transport	53
Concession Holders - power transport, unbilled	391
Provision for expected credit losses	(165)
Trade and other receivables	4,172
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Billed supply	428
Other concession holders - wholesale supply	47
CCEE (Power Trading Chamber)	22
Concession Holders - power transport	62
Provision for expected credit losses	(22)
Trade and other receivables	537
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Billed supply	561
CCEE (Power Trading Chamber)	6
Concession Holders - power transport	10
Provision for expected credit losses	(80)
Trade and other receivables	497
More Than One Year [member]
IfrsStatementLineItems [Line Items]
Billed supply	821
CCEE (Power Trading Chamber)	2
Concession Holders - power transport	48
Provision for expected credit losses	(600)
Trade and other receivables	R$ 271